Cash and cash equivalents (Details) - ARS ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash At Banks And On Hand	$ 9,124,319,000	$ 548,787,000
Short-term deposits	119,452,000	0
Cash and cash equivalents	$ 9,243,771,000	$ 548,787,000